Vessels, net/ Advances for vessel acquisition, Vessel Acquisitions and Other Capital Expenditures (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Vessel t	Dec. 31, 2020 USD ($)
Vessel Acquisitions [Abstract]
DWT | t	2,400,000
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel	13
Number of vessels | Vessel	28
Aggregate carrying value	$ 393,965,929	$ 58,045,628
Dry Bulk Carriers [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired | Vessel	14
Tanker Vessels [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired | Vessel	9
Magic Rainbow [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Rainbow
Vessel type	Panamax
DWT | t	73,593
Year built	2007
Country of construction	China
Purchase price		7,850,000
Delivery date	Aug. 08, 2020
Magic Horizon [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Horizon
Vessel type	Panamax
DWT | t	76,619
Year built	2010
Country of construction	Japan
Purchase price		12,750,000
Delivery date	Oct. 09, 2020
Magic Nova [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Nova
Vessel type	Panamax
DWT | t	78,833
Year built	2010
Country of construction	Japan
Purchase price		13,860,000
Delivery date	Oct. 15, 2020
2021 Vessel Acquisitions [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel	22
Purchase price	$ 363,600,000
Magic Venus [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Venus
Vessel type	Kamsarmax
DWT | t	83,416
Year built	2010
Country of construction	Japan
Purchase price	$ 15,850,000
Delivery date	Mar. 02, 2021
Wonder Polaris [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Polaris
Vessel type	Aframax LR2
DWT | t	115,351
Year built	2005
Country of construction	S. Korea
Purchase price	$ 13,600,000
Delivery date	Mar. 11, 2021
Magic Orion [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Orion
Vessel type	Capesize
DWT | t	180,200
Year built	2006
Country of construction	Japan
Purchase price	$ 17,500,000
Delivery date	Mar. 17, 2021
Magic Argo [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Argo
Vessel type	Kamsarmax
DWT | t	82,338
Year built	2009
Country of construction	Japan
Purchase price	$ 14,500,000
Delivery date	Mar. 18, 2021
Wonder Sirius [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Sirius
Vessel type	Aframax LR2
DWT | t	115,341
Year built	2005
Country of construction	S. Korea
Purchase price	$ 13,600,000
Delivery date	Mar. 22, 2021
Magic Twilight [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Twilight
Vessel type	Kamsarmax
DWT | t	80,283
Year built	2010
Country of construction	S. Korea
Purchase price	$ 14,800,000
Delivery date	Apr. 09, 2021
Magic Thunder [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Thunder
Vessel type	Kamsarmax
DWT | t	83,375
Year built	2011
Country of construction	Japan
Purchase price	$ 16,850,000
Delivery date	Apr. 13, 2021
Magic Vela [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Vela
Vessel type	Panamax
DWT | t	75,003
Year built	2011
Country of construction	China
Purchase price	$ 14,500,000
Delivery date	May 12, 2021
Magic Nebula [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Nebula
Vessel type	Kamsarmax
DWT | t	80,281
Year built	2010
Country of construction	S. Korea
Purchase price	$ 15,450,000
Delivery date	May 20, 2021
Wonder Vega [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Vega
Vessel type	Aframax
DWT | t	106,062
Year built	2005
Country of construction	S. Korea
Purchase price	$ 14,800,000
Delivery date	May 21, 2021
Magic Starlight [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Starlight
Vessel type	Kamsarmax
DWT | t	81,048
Year built	2015
Country of construction	China
Purchase price	$ 23,500,000
Delivery date	May 23, 2021
Wonder Avior [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Avior
Vessel type	Aframax LR2
DWT | t	106,162
Year built	2004
Country of construction	S. Korea
Purchase price	$ 12,000,000.00
Delivery date	May 27, 2021
Wonder Arcturus [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Arcturus
Vessel type	Aframax LR2
DWT | t	106,149
Year built	2002
Country of construction	S. Korea
Purchase price	$ 10,000,000.00
Delivery date	May 31, 2021
Wonder Mimosa [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Mimosa
Vessel type	Handysize
DWT | t	36,718
Year built	2006
Country of construction	S. Korea
Purchase price	$ 7,250,000
Delivery date	May 31, 2021
Magic Eclipse [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Eclipse
Vessel type	Panamax
DWT | t	74,940
Year built	2011
Country of construction	Japan
Purchase price	$ 18,480,000
Delivery date	Jun. 07, 2021
Wonder Musica [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Musica
Vessel type	Aframax LR2
DWT | t	106,290
Year built	2004
Country of construction	S. Korea
Purchase price	$ 12,000,000.00
Delivery date	Jun. 15, 2021
Wonder Formosa [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Formosa
Vessel type	Handysize
DWT | t	36,660
Year built	2006
Country of construction	S. Korea
Purchase price	$ 8,000,000.00
Delivery date	Jun. 22, 2021
Magic Pluto [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Pluto
Vessel type	Panamax
DWT | t	74,940
Year built	2013
Country of construction	Japan
Purchase price	$ 19,060,000.00
Delivery date	Aug. 06, 2021
Magic Perseus [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Perseus
Vessel type	Kamsarmax
DWT | t	82,158
Year built	2013
Country of construction	Japan
Purchase price	$ 21,000,000.00
Delivery date	Aug. 09, 2021
Magic Mars [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Mars
Vessel type	Panamax
DWT | t	76,822
Year built	2014
Country of construction	S. Korea
Purchase price	$ 20,400,000
Delivery date	Sep. 20, 2021
Magic Phoenix [Member]
Vessel Acquisitions [Abstract]
Vessel name	Magic Phoenix
Vessel type	Panamax
DWT | t	76,636
Year built	2008
Country of construction	Japan
Purchase price	$ 18,750,000
Delivery date	Oct. 26, 2021
Wonder Bellatrix [Member]
Vessel Acquisitions [Abstract]
Vessel name	Wonder Bellatrix
Vessel type	Aframax LR2
DWT | t	115,341
Year built	2006
Country of construction	S. Korea
Purchase price	$ 18,150,000
Delivery date	Dec. 23, 2021
Wonder Mimosa and Magic Vela [Member]
Vessel Acquisitions [Abstract]
Purchase price	$ 1,800,000
Magic P and Magic Sun [Member]
Vessel Acquisitions [Abstract]
Purchase price		$ 1,000,000.0
Vessels Mortgaged as Collateral [Member]
Vessel Acquisitions [Abstract]
Aggregate carrying value	$ 164,700,000